COMMISSIONS AND FEES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
COMMISSIONS AND FEES
Spread fees	$ 134,275	¥ 932,273	¥ 710,799	¥ 624,582
Trading commissions, net	218,550	1,517,394	191,846	149,818
Overnight fees, net	14,025	97,376	88,053	86,419
Total	366,850	2,547,043	990,698	860,819
Total customer rebates recognized		¥ 255,640	166,890	¥ 192,260
Customer rebates payable	$ 3,686		¥ 14,832		¥ 25,594